Operating costs	12 Months Ended
Mar. 31, 2020
Disclosure Of Operating Costs [Abstract]
Operating costs
Operating costs

	Notes	2020	2019	2018
Year ended 31 March		£m	£m	£m
Operating costs by nature
Staff costs:
Wages and salaries		4,203	4,264	4,229
Social security costs		426	440	461
Other pension costs	20	626	611	624
Share-based payment expense	22	72	67	84
Total staff costs		5,327	5,382	5,398
Own work capitalised		(903)	(834)	(798)
Net staff costs		4,424	4,548	4,600
Net indirect labour costs[a]		354	267	315
Net labour costs		4,778	4,815	4,915
Product costs and sales commissions[f]		4,440	4,464	4,429
Payments to telecommunications operators		1,749	2,059	2,306
Property and energy costs		1,004	1,325	1,285
Network operating and IT costs		898	1,026	963
TV programme rights charges		870	841	763
Provision and installation[f]		604	624	657
Marketing and sales[f]		303	322	317
Other operating costs[f]		494	831	830
Other operating income		(223)	(240)	(224)
Depreciation of property, plant and equipment:
Owned assets	14	2,452	2,390	2,381
Right-of-use assets[d,e]	15	671
Held under finance leases[d]		—	2	10
Amortisation of intangible assets	13	1,173	1,154	1,123
Total operating costs before specific items		19,213	19,613	19,755
Specific items	9	409	394	587
Total operating costs		19,622	20,007	20,342
Operating costs before specific items include the following:
Leaver costs[b]		15	17	50
Research and development expenditure[c]		662	643	632
Operating lease charges[d]		—	801	732
Foreign currency gains		(12)	(11)	—
Inventories recognised as an expense		2,447	2,388	2,588
Government grants		—	(3)	(3)

[a]	Net of capitalised indirect labour costs of £675m (2018/19: £672m, 2017/18: £612m).

[b]	Leaver costs are included within wages and salaries, except for leaver costs of £197m (2018/19: £257m, 2017/18: £168m) associated with restructuring costs, which have been recorded as specific items.

[c]
Research and development expenditure reported in the income statement includes amortisation of £599m (2018/19: £581m, 2017/18: £573m) in respect of capitalised development costs and operating expenses of £63m (2018/19: £62m, 2017/18: £59m). In addition, the group capitalised software development costs of £476m (2018/19: £472m, 2017/18: £450m).

[d]
Depreciation on right-of-use assets recognised following adoption of IFRS 16 on 1 April 2019, see note 1. Depreciation recognised in the current year includes depreciation on assets held under finance lease in previous years, which have been reclassified as right-of-use assets on transition to IFRS 16.

[e]	Excludes £22m reversal of impairment on right-of-use assets presented as a specific item which relate to assets impaired on adoption of IFRS16.

[f]
Included within 'other operating costs' in 2017/18 were costs relating to product costs and commissions; provision and installation; and marketing and sales. These are presented separately in 2018/19 and 2019/20. The ‘other operating costs’ comparative for 2017/18 has been re-presented for consistency, consistent with the 2019 Annual Report.

Who are our key management personnel and how are they compensated?
Key management personnel comprise executive and non-executive directors and members of the Executive Committee.
Compensation of key management personnel is shown in the table below:

	2020	2019	2018
Year ended 31 March	£m	£m	£m
Short-term employee benefits	9.6	13.5	11.8
Post employment benefits [a]	1.0	1.2	1.3
Share-based payments	7.1	5.0	6.2
Termination benefits	—	0.6	2.2
	17.7	20.3	21.5

[a]
Post employment benefits comprise cash pension allowances paid to the chief executive and chief financial officer. The group does not contribute to defined contribution or defined benefit pension schemes on behalf of key management personnel.

Key management personnel are compensated solely in the form of cash and share-based payments. During the current and prior years, key management personnel made no gains from exercise of share options. No cash bonuses were awarded in 2019/20 (2018/19 £3.8m, 2017/18: £3.2m) as these have been deferred and will be issued in shares in 2021.